PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND
Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
1,941,000	Compass Minerals International Inc. Ω		163,587,480
1,962,500	Praxair Inc.		253,162,500
		4.1%	416,749,980

	Communications Equipment
4,615,000	QUALCOMM Inc.	3.4%	345,063,550

	Computers
4,012,500	Apple Inc.	4.0%	404,259,375

	Consulting Services
2,152,967	Accenture PLC	1.7%	175,079,276

	Cosmetics & Personal Care
4,200,000	Procter & Gamble Co.	3.5%	351,708,000

	Financial Services
7,024,500	Charles Schwab Corp.		206,450,055
2,750,000	MasterCard Inc.		203,280,000
		4.0%	409,730,055

	Food Products
2,500,000	McCormick & Co.		167,250,000
8,375,000	Mondelez International Inc.		286,969,375
2,750,000	PepsiCo Inc.		255,997,500
6,716,604	Sysco Corp.		254,895,122
		9.5%	965,111,997

	Health Care Products
1,009,963	Perrigo Co. PLC	1.5%	151,686,343

	Home Products
1,220,000	WD-40 Co. Ω	0.8%	82,911,200

	Industrial Manufacturing
5,292,500	Pentair PLC		346,605,825
7,500,000	Xylem Inc.		266,175,000
		6.0%	612,780,825

	Insurance
3,166,000	Verisk Analytics Inc. θ	1.9%	192,777,740

	Internet
5,070,855	eBay Inc. θ		287,162,519
150,000	Google Inc., Class A θ		88,261,500
150,000	Google Inc., Class C θ		86,604,000
		4.7%	462,028,019

	Medical Equipment
6,500,000	Patterson Companies Inc. Ω		269,295,000
1,601,900	Teleflex Inc.		168,263,576
		4.4%	437,558,576

	Natural Gas
2,255,000	Energen Corp.		162,901,200
7,660,700	MDU Resources Group Inc.		213,044,067
2,195,663	Northwest Natural Gas Co. Ω		92,766,762
4,535,000	Spectra Energy Corp.		178,044,100
		6.4%	646,756,129

	Oil & Gas
3,350,100	National Oilwell Varco Inc.	2.5%	254,942,610

	Pharmaceuticals
2,695,000	Allergan Inc.		480,222,050
3,000,000	Gilead Sciences Inc. θ		319,350,000
2,450,000	Novartis AG (ADR)		230,618,500
		10.3%	1,030,190,550

	Professional Services
8,601,815	Iron Mountain Inc.	2.8%	280,849,260

	Retail
3,529,000	CVS Health Corp.	2.8%	280,873,110

	Semiconductor Capital Equipment
18,000,000	Applied Materials Inc.	3.9%	388,980,000

	Services
6,609,618	Thomson Reuters Corp.	2.4%	240,656,191

	Telecommunications Equipment
6,400,000	Motorola Solutions Inc.	4.0%	404,992,000

	Telecommunications Provider
8,908,684	Shaw Communications Inc. λ	2.2%	217,995,497

	Transportation
4,866,000	Expeditors International of Washington Inc.		197,462,280
2,382,500	United Parcel Service Inc.		234,175,925
		4.4%	431,638,205

	Utility & Power Distribution
1,800,000	AGL Resources Inc.		92,412,000
8,617,500	Questar Corp.		192,084,075
		2.8%	284,496,075

	Waste Management
4,400,000	Waste Management Inc.	2.1%	209,132,000

	Total investment in equities
	(cost $7,049,822,958)	96.1%	9,678,946,563

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
250,000	Community Bank of the Bay 0.30%, matures 07/15/2015		242,137
250,000	Community Trust Credit Union 0.55%, matures 10/15/2014		249,617
		0.0%	491,754

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/17/2013, matures 10/16/2014, 0.15%
	Participating depository institutions:
	Bank of the West, par 221,129;
	Citizens Business Bank, par 37,871;
	Fieldpoint Private Bank & Trust, par 241,000;
	(cost $499,178)		499,178
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/23/2014, matures 01/22/2015, 0.15%
	Participating depository institutions:
	Citizens Business Bank, par 203,129;
	EverBank, par 243,500;
	The PrivateBank and Trust Company, par 53,371;
	(cost $493,792)		493,792
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/06/2014, matures 02/05/2015, 0.15%
	Participating depository institutions:
	Bank of America, N.A., par 241,000;
	Southern Bancorp Bank, par 241,000;
	The PrivateBank and Trust Company, par 18,000;
	(cost $493,023)		493,023
500,000	CDARS agreement with Community Bank of the Bay,
	dated 04/10/2014, matures 04/09/2015, 0.15%
	Participating depository institutions:
	Apple Bank for Savings, par 243,500;
	The Park National Bank, par 243,500;
	The PrivateBank and Trust Company, par 13,000;
	(cost $489,561)		489,561
		0.0%	1,975,554

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2015		96,778
1,000,000	CEI Investment Notes Inc. 1.00%, matures 07/01/2015		955,123
7,500,000	MicroVest Plus, LP Note 2.25%, matures 04/15/2015		7,258,357
200,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2015		190,565
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2015		196,187
100,000	Vermont Community Loan Fund 0.85%, matures 04/15/2015		96,779
		0.1%	8,793,789

	Time Deposits
489,498,604	BBH Cash Management Service
	Citibank, London 0.03%, due 10/01/2014		11,699,704
	DBS Bank Ltd., Singapore 0.03%, due 10/01/2014		149,611,988
	JPM Chase, Nassau 0.03%, due 10/01/2014		136,707,053
	Sumitomo, Tokyo 0.03%, due 10/01/2014	4.9%	191,479,859
			489,498,604

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
27,366,580	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	0.3%	27,366,580

	Total short-term securities
	(cost $528,126,281)	5.3%	528,126,281

	Total securities
	(cost $7,577,949,239)	101.4%	10,207,072,844

	Payable upon return of securities loaned	(0.3%)	(27,366,580)

	Other assets and liabilities - net	(1.1%)	(106,357,328)

	Total net assets	100.0%	10,073,348,936

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
θ	This security is non-income producing.
λ	This security, or partial position of this security, was on loan at September 30, 2014.
The total value of the securities on loan at September 30, 2014 was $26,788,720.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2014 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$7,049,902,562
Unrealized appreciation	$2,634,087,532
Unrealized depreciation	(5,043,531)

Net unrealized appreciation	$2,629,044,001

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs  (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$458,651,689	$—	$—	$458,651,689
Consumer Staples	1,680,604,306	—	—	1,680,604,306
Energy	595,887,910	—	—	595,887,910
Financials	487,299,315	—	—	487,299,315
Health Care	1,619,435,469	—	—	1,619,435,469
Industrials	1,446,328,770	—	—	1,446,328,770
Information Technology	2,383,682,220	—	—	2,383,682,220
Materials	416,749,980	—	—	416,749,980
Utilities	590,306,904	—	—	590,306,904
Short-Term Investments	516,865,184	—	11,261,097	528,126,281
Total	$10,195,811,747	$—	$11,261,097	$10,207,072,844

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2014:

Community Development Loans
Balance as of December 31, 2013	$10,137,706
Discounts/premiums amortization	(26,609)
Purchases	10,850,000
Sales	(9,700,000)
Balance as of September 30, 2014	$11,261,097

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2014	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,467,308	Liquidity Discount	Marketability	4%
Community Development Loans	$8,793,789	Liquidity Discount	Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for  lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases  in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption  used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also   comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for  lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a Fund owns 5% or more   of the outstanding voting shares. During the nine-month period ended September 30, 2014, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held   voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2014 is set forth below:

	January 1, 2014
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	1,941,000	—	—	1,941,000	$163,587,480	$4,658,400
Northwest Natural Gas Co.	2,000,000	195,663	—	2,195,663	92,766,762	4,040,020
Patterson Companies Inc.	3,200,000	3,300,000	—	6,500,000	269,295,000	5,200,000
WD-40 Co.	1,140,000	80,000	—	1,220,000	82,911,200	1,659,200
Total Affiliates					$608,560,442	$15,557,620

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2014 (unaudited)

Principal Amount ($)	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Commercial Mortgage-Backed Securities
1,220,000	DBUBS Mortgage Trust Series 2011-LC2A, Class A2, 3.39%, due 07/10/2044		1,262,184
1,000,000	JP Morgan Mortgage Trust Series 2013-C13, Class A2, 2.67%, due 01/15/2046		1,019,852
1,000,000	JP Morgan Mortgage Trust Series 2011-C4, Class A4, 4.39%, due 07/15/2046		1,081,761
1,000,000	Morgan Stanley Capital Trust Series 2011-C1, Class A2, 3.88%, due 09/15/2047		1,032,792
1,000,000	UBS-Barclays Mortgage Trust Series 2012-C2, Class A3, 3.06%, due 05/10/2063		1,023,750

	Total investment in commercial mortgage-backed securities
	(cost $5,390,029)	2.9%	5,420,339

Principal Amount ($)	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Biotechnology
550,000	Exelixis Inc. 4.25%, due 08/15/2019		314,875

	Total investment in convertible bonds
	(cost $488,944)	0.2%	314,875

Principal Amount ($)	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,468,072	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.9%	1,686,081

	Apparel
2,500,000	Hanesbrands Inc. 6.38%, due 12/15/2020	1.4%	2,630,000

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022	1.0%	1,957,766

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.1%	2,044,636

	Equipment Leasing
1,500,000	United Rentals North America Inc. 6.13%, due 06/15/2023	0.8%	1,541,250

	Financial Services
2,500,000	Discover Financial Services 5.20%, due 04/27/2022	1.4%	2,737,208

	Food Products
3,000,000	Mondelez International Inc. 5.38%, due 02/10/2020	1.8%	3,401,265

	Health Care Products
2,000,000	CR Bard Inc. 4.40%, due 01/15/2021	1.2%	2,176,200

	Health Care Services
2,000,000	Cardinal Health Inc. 5.80%, due 10/15/2016		2,187,270
1,000,000	Cardinal Health Inc. 1.70%, due 03/15/2018		990,307
		1.7%	3,177,577

	Industrial Manufacturing
2,870,000	Danaher Corp. 5.40%, due 03/01/2019		3,264,372
4,050,000	Pentair Finance SA 3.15%, due 09/15/2022		3,944,684
		3.8%	7,209,056

	Insurance
2,000,000	Cigna Corp. 2.75%, due 11/15/2016	1.1%	2,067,234

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.7%	3,188,649

	Medical Equipment
3,200,000	Agilent Technologies Inc. 3.20%, due 10/01/2022	1.6%	3,110,070

	Networking Products
2,000,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.1%	2,129,794

	Pharmaceuticals
2,000,000	Gilead Sciences Inc. 3.70%, due 04/01/2024	1.1%	2,042,878

	Real Estate Investment Trusts
2,000,000	Regency Centers LP 3.75%, due 06/15/2024	1.1%	1,995,392

	Retail
2,000,000	CVS Health Corp. 4.13%, due 05/15/2021		2,141,786
2,500,000	Nordstrom Inc. 4.00%, due 10/15/2021		2,674,208
2,500,000	Starbucks Corp. 3.85%, due 10/01/2023		2,610,973
		3.9%	7,426,967

	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 2.65%, due 06/15/2016		2,055,404
2,000,000	Applied Materials Inc. 4.30%, due 06/15/2021		2,167,062
		2.2%	4,222,466

	Services
2,500,000	Ecolab Inc. 4.35%, due 12/08/2021	1.4%	2,708,443

	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		2,017,974
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,206,744
		2.3%	4,224,718

	Telecommunications Equipment
2,000,000	Corning Inc. 3.70%, due 11/15/2023		2,044,402
3,000,000	Juniper Networks Inc. 4.50%, due 03/15/2024		3,091,326
2,500,000	Motorola Solutions Inc. 3.75%, due 05/15/2022		2,479,025
		4.0%	7,614,753

	Transportation
1,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019		1,112,596
3,000,000	Burlington Northern Santa Fe Corp. 3.85%, due 09/01/2023		3,098,796
3,000,000	FedEx Corp. 2.70%, due 04/15/2023		2,870,778
		3.7%	7,082,170

	Waste Management
1,000,000	Waste Management Inc. 6.38%, due 03/11/2015		1,025,136
2,000,000	Waste Management Inc. 4.75%, due 06/30/2020		2,205,682
2,000,000	Waste Management Inc. 3.50%, due 05/15/2024		1,993,824
		2.9%	5,224,642

	Total investment in corporate bonds
	(cost $80,827,854)	43.2%	81,599,215

Principal Amount ($)	Federal Agency Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Federal Agency Mortgage-Backed Securities
840,752	Fannie Mae Pool 931739 4.00%, due 08/01/2024		897,358
881,633	Fannie Mae Pool AD5108 3.50%, due 12/01/2025		928,773
813,230	Fannie Mae Pool AH0973 4.00%, due 12/01/2025		868,188
1,035,006	Fannie Mae Pool MA0695 4.00%, due 04/01/2031		1,106,568
862,691	Fannie Mae Pool MA0844 4.50%, due 08/01/2031		939,537
946,463	Fannie Mae Pool MA1607 3.00%, due 10/01/2033		961,065
1,595,472	Fannie Mae Pool 926115 4.50%, due 04/01/2039		1,722,813
1,018,471	Fannie Mae Pool 931065 4.50%, due 05/01/2039		1,106,423
1,410,580	Fannie Mae Pool AD4296 5.00%, due 04/01/2040		1,561,888
1,052,661	Fannie Mae Pool AL0215 4.50%, due 04/01/2041		1,139,376
1,361,573	Fannie Mae Pool AI8483 4.50%, due 07/01/2041		1,477,773
853,696	Fannie Mae Pool AJ4994 4.50%, due 11/01/2041		922,660
1,036,755	Fannie Mae Pool AK3103 4.00%, due 02/01/2042		1,095,297
1,442,358	Fannie Mae Pool AQ2925 3.50%, due 01/01/2043		1,476,894
1,246,118	Fannie Mae Pool AS1130 4.50%, due 11/01/2043		1,348,154
1,493,413	Fannie Mae Pool AS1587 4.50%, due 01/01/2044		1,614,254
1,132,160	Fannie Mae Pool AU6474 4.50%, due 02/01/2044		1,224,595
965,128	Fannie Mae Pool AV6392 4.50%, due 02/01/2044		1,041,880
968,057	FHLMC Multifamily Structured Pass Through Certificates K-029, Class A1, 2.84%, due 10/25/2022		996,680
896,480	Freddie Mac Pool E02746 3.50%, due 11/01/2025		943,440
783,072	Freddie Mac Pool G14820 3.50%, due 12/01/2026		822,405
880,857	Freddie Mac Pool G14809 3.00%, due 07/01/2028		907,946
946,445	Freddie Mac Pool G30672 3.50%, due 07/01/2033		985,122
1,867,855	Freddie Mac Pool C91754 4.50%, due 02/01/2034		2,031,903
1,049,190	Freddie Mac Pool C91762 4.50%, due 04/01/2034		1,142,433
1,041,893	Freddie Mac Pool G05514 5.00%, due 06/01/2039		1,157,797
1,999,801	Freddie Mac Pool A93451 4.50%, due 08/01/2040		2,165,447
875,077	Freddie Mac Pool G07426 4.00%, due 06/01/2043		922,545

	Total investment in federal agency mortgage-backed securities
	(cost $33,345,216)	17.7%	33,509,214

Principal Amount ($)	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
2,000,000	European Bank for Reconstruction & Development 1.63%, due 04/10/2018		2,002,296
5,000,000	International Finance Corp. 0.50%, due 05/16/2016		4,992,630

	Total investment in supranational bonds
	(cost $7,017,849)	3.7%	6,994,926

Principal Amount ($)	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
2,000,000	U.S. Treasury 0.13%, due 12/31/2014		2,000,312
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,042,540
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,040,899
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,080,388
4,000,000	U.S. Treasury 0.38%, due 11/15/2015		4,008,124
2,000,000	U.S. Treasury 1.75%, due 05/31/2016		2,043,282
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,017,772
6,000,000	U.S. Treasury 1.75%, due 05/15/2022		5,768,436
2,500,000	U.S. Treasury 2.00%, due 02/15/2023		2,425,978
2,000,000	U.S. Treasury 1.75%, due 05/15/2023		1,895,624
4,000,000	U.S. Treasury 2.50%, due 08/15/2023		4,023,752
4,000,000	U.S. Treasury 2.75%, due 11/15/2023		4,100,000
4,000,000	U.S. Treasury 2.75%, due 02/15/2024		4,094,064
3,000,000	U.S. Treasury 2.50%, due 05/15/2024		3,001,875
1,137,270	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,265,835

	Total investment in U.S. government treasury bonds
	(cost $47,858,201)	25.3%	47,808,881

	Total investment in long-term securities
	(cost $174,928,093)	93.0%	175,647,450

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.25%, matures 10/15/2014	1.3%	2,494,247

	Time Deposits
9,726,455	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2014	5.2%	9,726,455

	Total short-term securities
	(cost $12,220,702)	6.5%	12,220,702

	Total securities
	(cost $187,148,795)	99.5%	187,868,152

	Other assets and liabilities - net	0.5%	954,380

	Total net assets	100.0%	188,822,532

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

TIPS Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$174,928,093
Unrealized appreciation	$2,063,614
Unrealized depreciation	(1,344,257)

Net unrealized appreciation	$719,357

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$5,420,339	$—	$5,420,339
Convertible Bonds	—	314,875	—	314,875
Corporate Bonds	—	81,599,215	—	81,599,215
Federal Agency Mortgage-Backed Securities	—	33,509,214	—	33,509,214
Supranational Bonds	—	6,994,926	—	6,994,926
U.S. Government Treasury Bonds	—	47,808,881	—	47,808,881
Short-Term Investments	9,726,455	—	2,494,247	12,220,702
Total	$9,726,455	$175,647,450	$2,494,247	$187,868,152

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2014:

Community Development Loans
Balance as of December 31, 2013	$2,382,055
Discounts/premiums amortization	112,192
Purchases	—
Sales	—
Balance as of September 30, 2014	$2,494,247

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2014	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,494,247	Liquidity Discount	Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 3, 2014

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 3, 2014